Financial instruments-fair values and risk management- Profit or loss impact on the fair values of Level 3 (Details) - Level 3 € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Discount rate | Tranche A Option
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input, assets	€ 2
Decrease of reasonably possible significant unobservable input , assets	€ 0
Shift	0.10
Discount rate | Tranche B Option
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input, assets	€ 3
Decrease of reasonably possible significant unobservable input , assets	€ (1)
Shift	0.10
Volatility rate | Tranche A Option
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input, assets	€ 219
Decrease of reasonably possible significant unobservable input , assets	€ (150)
Shift	0.05
Volatility rate | Tranche B Option
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input, assets	€ 136
Decrease of reasonably possible significant unobservable input , assets	€ (105)
Shift	0.05
Volatility rate | Warrants liability
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input , liabilities	€ 45
Decrease of reasonably possible significant unobservable input , liabilities	€ (44)
Shift	0.05
Credit spread | Tranche B Floor
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input, assets	€ 9
Decrease of reasonably possible significant unobservable input , assets	€ (9)
Shift	0.10